Business acquisitions and disposals	12 Months Ended
Dec. 31, 2023
Business acquisitions and disposals.
Business acquisitions and disposals

27. Business acquisitions and disposals

Business combinations where common control exists at the time of the transaction are accounted for by adopting the principles of predecessor accounting. Such business combinations are accounted for by recognising all assets and liabilities acquired at their previous carrying values with effect from the beginning of the earliest period reported in the financial statements. No new goodwill arises from such transactions and the differences between the fair value of the consideration paid and the carrying value of assets and liabilities acquired is recorded within equity in the merger reserve.

Business combinations where common control does not exist before the transaction are accounted for using the acquisition accounting method. Identifiable assets, liabilities and contingent liabilities acquired are measured at fair value at acquisition date. The consideration transferred is measured at fair value and includes the fair value of any contingent consideration. Where the consideration transferred, together with the non-controlling interest, exceeds the fair value of the net assets, liabilities and contingent liabilities acquired, the excess is recorded as goodwill, denominated in the currency of the operation acquired.

The costs related to business combinations are charged to the income statement in the period in which they are incurred. Where not all the equity of a subsidiary is acquired, the non-controlling interest is recognised either at fair value or at the non-controlling interest’s share of the net assets of the subsidiary, on a case-by-case basis.

Disposal groups are generally measured at the lower of their carrying value or fair value less costs to sell. Any gain or loss resulting from the disposal is recognised in the consolidated income statement.

Changes in the Group’s ownership percentage of subsidiaries are accounted for within equity.

Acquisitions

On 28 April 2023, the Group completed the acquisition of the Jacarepaguá (Brazil) manufacturing site from GSK for a final consideration of £70m (BRL 434m) as a part of the demerger which has been accounted for as business combination. The fair value of the assets and liabilities recorded has been finalised in the year ending 31 December 2023 which resulted in the recognition of a bargain purchase gain of £7m. The gain from bargain purchase is a result of an increase in the fair value of identified assets during the period prior to the closing date.